Income taxes - Reconciliation between statutory tax and effective tax charge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Profit (loss) before taxation	€ 22,049	€ 10,685	€ (5,978)
Tax rate (IRES) (%)	24.00%	24.00%	24.00%
Statutory corporation tax charge (credit) on profit or loss	€ 5,292	€ 2,564	€ (1,435)
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,388	2,301	1,980
- effect additional tax law no 7/2009	1,971
- impact pursuant to foreign tax effects of italian entities	66	108	108
- effect of the valuation of the investments under the equity method	50	180	97
- effect due to the tax regime provided for intercompany dividends	11	54	96
- Italian regional income tax (IRAP)	(18)	140	107
- tax effects related to previous years	(19)	52	(30)
- effect of reversals (impairments) of deferred tax assets	(241)
- impact pursuant to the write-down of deferred tax assets	(2,087)	(666)	1,785
- other adjustments	(325)	112	(58)
Net tax effect	2,796	2,281	4,085
Income tax expense	8,088	4,845	2,650
Exploration & Production
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	€ 2,940	€ 2,040	€ 1,777